Note 13 - Subordinated Debentures (Detail) (USD $)	1 Months Ended	10 Months Ended							7 Months Ended
	Jan. 20, 2006	Oct. 18, 2004	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Preferred Trust Securities [Member]	Dec. 31, 2011 Preferred Trust Securities [Member]	Jan. 20, 2006 Preferred Trust Securities [Member]	Oct. 18, 2004 Preferred Trust Securities [Member]	Jul. 30, 2007 Both Trusts [Member]	Jul. 30, 2007 Trust One [Member]	Jul. 30, 2007 Trust Two [Member]
Proceeds from Issuance of Trust Preferred Securities (in Dollars)	$ 10,310,000	$ 10,310,000							$ 15,464,000	$ 7,732,000	$ 7,732,000
Debt Instrument, Interest Rate, Stated Percentage							6.049%	1.99%		6.71%	6.566%
Debt Instrument, Basis Spread on Variable Rate						1.27%				1.35%	1.35%
Subordinated Debt (in Dollars)			$ 36,084,000	$ 36,084,000	$ 1,084,000